Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Tax-Related Interest Income
Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2013	2012	2011
Tax-related interest income	$—	$24	$100

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2013	2012	2011
Current:
Federal	$3,549	$2,296	$(265)
State	5,107	5,744	2,122

	8,656	8,040	1,857

Deferred:
Federal	67,414	65,551	58,584
State	1,872	1,685	2,862

	69,286	67,236	61,446

Total income tax expense	$77,942	$75,276	$63,303

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2013	2012	2011
Deferred federal and state:
Property-related items	$62,737	$64,249	$51,710
Purchased gas cost adjustments	16,189	1,755	(92)
Employee benefits	(2,769)	564	11,766
All other deferred	(6,010)	1,529	(1,070)

Total deferred federal and state	70,147	68,097	62,314
Deferred ITC, net	(861)	(861)	(868)

Total deferred income tax expense	$69,286	$67,236	$61,446

Reconciliation of Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the federal statutory rate to the consolidated effective tax rate for 2011, 2012, and 2013 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2013	2012	2011
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.4	2.6	2.7
Property-related items	0.1	0.2	0.2
Effect of income tax settlements	—	—	(0.9)
Tax credits	(0.4)	(0.4)	(0.6)
Company owned life insurance	(2.1)	(1.3)	(0.1)
All other differences	—	0.1	(0.1)

Consolidated effective income tax rate	35.0%	36.2%	36.2%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2013	2012
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$2,679	$3,211
Employee benefits	25,591	27,097
Alternative minimum tax credit	19,739	18,467
Net operating losses and credits	15,113	36,206
Interest rate swap	9,893	11,164
Other	22,334	17,866
Valuation allowance	(200)	(141)

	95,149	113,870

Deferred tax liabilities:
Property-related items, including accelerated depreciation	694,024	652,380
Regulatory balancing accounts	18,688	2,498
Property-related items previously flowed through	836	1,729
Unamortized ITC	4,271	5,131
Debt-related costs	4,713	4,602
Other	15,898	16,626

	738,430	682,966

Net deferred tax liabilities	$643,281	$569,096

Current	$(31,130)	$(47,088)
Noncurrent	674,411	616,184

Net deferred tax liabilities	$643,281	$569,096